Loans, Impaired Financing Receivables (Q3) (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016 [3]	Sep. 30, 2017		Sep. 30, 2016 [4]	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014 [5]
Impaired loan with no allocated allowance [Abstract]
TDR		$ 349			$ 349			$ 1,782		$ 2,518
Non - TDR		186			186			1,107		203
Impaired loans with an allocated allowance [Abstract]
TDR - allowance based on collateral		2,320			2,320			3,527		4,810
TDR - allowance based on present value cash flow		65,449			65,449			72,613		81,002
Non - TDR - allowance based on collateral		202			202			491		260
Total impaired loans		68,506			68,506			79,520		88,793
Amount of allowance for loan losses allocated [Abstract]
TDR - allowance based on collateral		641			641			1,868		2,436
TDR - allowance based on present value cash flow		6,329			6,329			7,146		8,471
Non - TDR - allowance based on collateral		91			91			138		76
Total amount of allowance for loan losses allocated		7,061			7,061			9,152		10,983
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		538	[1]		538	[1]		2,891	[1],[2]	2,727	[2]
Unpaid Principal Balance, with no related allowance		1,100	[1]		1,100	[1]		5,191	[1],[2]	3,744	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		68,256	[1]		68,256	[1]		76,940	[1],[2]	86,404	[2]
Unpaid Principal Balance, with an allowance recorded		70,334	[1]		70,334	[1]		79,520	[1],[2]	90,182	[2]
Recorded Investment		68,794	[1]		68,794	[1]		79,831	[1],[2]	89,131	[2]
Unpaid Principal Balance		71,434	[1]		71,434	[1]		84,711	[1],[2]	93,926	[2]
Related Allowance		7,061	[1]		7,061	[1]		9,152	[1],[2]	10,983	[2]
Accrued interest included in recorded investment		288	[1]		288	[1]		311	[1],[2]	338	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		573	[3]	$ 696	1,103	[4]	$ 1,669	1,913	[5]	7,628	[5]	$ 12,225
Interest Income Recognized, with No Related Allowance		17	[3]	6	37	[4]	43	84	[5]	739	[5]	469
Average Recorded Investment, with Related Allowance		69,775	[3]	83,676	72,397	[4]	84,839	83,258	[5]	97,018	[5]	107,692
Interest Income Recognized, with Related Allowance		810	[3]	902	2,524	[4]	2,710	3,552	[5]	3,835	[5]	4,565
Average Recorded Investment		70,348	[3]	84,372	73,500	[4]	86,508	85,171	[5]	104,646	[5]	119,917
Interest Income Recognized		827	[3]	908	2,561	[4]	2,753	3,636	[5]	4,574	[5]	5,034
Commercial [Member] | Income Producing - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		517	[1],[2]	641	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		768	[1],[2]	851	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		6,975	[1]		6,975	[1]		7,737	[1],[2]	8,377	[2]
Unpaid Principal Balance, with an allowance recorded		7,121	[1]		7,121	[1]		7,880	[1],[2]	9,232	[2]
Recorded Investment		6,975	[1]		6,975	[1]		8,254	[1],[2]	9,018	[2]
Unpaid Principal Balance		7,121	[1]		7,121	[1]		8,648	[1],[2]	10,083	[2]
Related Allowance		482	[1]		482	[1]		554	[1],[2]	516	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	551	222	[4]	632	609	[5]	4,520	[5]	7,660
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	2	2	[5]	387	[5]	250
Average Recorded Investment, with Related Allowance		7,311	[3]	8,000	7,525	[4]	8,153	8,069	[5]	12,677	[5]	12,772
Interest Income Recognized, with Related Allowance		91	[3]	111	300	[4]	318	427	[5]	439	[5]	677
Average Recorded Investment		7,311	[3]	8,551	7,747	[4]	8,785	8,678	[5]	17,197	[5]	20,432
Interest Income Recognized		91	[3]	111	300	[4]	320	429	[5]	826	[5]	927
Commercial [Member] | Land, Land Development and Construction - Real Estate [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		31	[1],[2]	818	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		709	[1],[2]	1,393	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		169	[1]		169	[1]		239	[1],[2]	1,690	[2]
Unpaid Principal Balance, with an allowance recorded		197	[1]		197	[1]		244	[1],[2]	1,778	[2]
Recorded Investment		169	[1]		169	[1]		270	[1],[2]	2,508	[2]
Unpaid Principal Balance		197	[1]		197	[1]		953	[1],[2]	3,171	[2]
Related Allowance		10	[1]		10	[1]		36	[1],[2]	296	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	133	8	[4]	405	330	[5]	952	[5]	1,145
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	7	7	[5]	79	[5]	64
Average Recorded Investment, with Related Allowance		171	[3]	1,117	187	[4]	1,352	1,129	[5]	2,219	[5]	3,939
Interest Income Recognized, with Related Allowance		2	[3]	3	6	[4]	29	31	[5]	54	[5]	149
Average Recorded Investment		171	[3]	1,250	195	[4]	1,757	1,459	[5]	3,171	[5]	5,084
Interest Income Recognized		2	[3]	3	6	[4]	36	38	[5]	133	[5]	213
Commercial [Member] | Commercial and Industrial [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		535	[1]		535	[1]		2,341	[1],[2]	1,245	[2]
Unpaid Principal Balance, with no related allowance		557	[1]		557	[1]		3,261	[1],[2]	1,241	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		2,578	[1]		2,578	[1]		4,902	[1],[2]	4,097	[2]
Unpaid Principal Balance, with an allowance recorded		2,612	[1]		2,612	[1]		5,246	[1],[2]	4,439	[2]
Recorded Investment		3,113	[1]		3,113	[1]		7,243	[1],[2]	5,342	[2]
Unpaid Principal Balance		3,169	[1]		3,169	[1]		8,507	[1],[2]	5,680	[2]
Related Allowance		475	[1]		475	[1]		1,654	[1],[2]	1,896	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		445	[3]	0	808	[4]	616	961	[5]	2,125	[5]	3,351
Interest Income Recognized, with No Related Allowance		8	[3]	0	16	[4]	21	54	[5]	257	[5]	152
Average Recorded Investment, with Related Allowance		2,878	[3]	7,145	3,488	[4]	5,929	5,723	[5]	6,663	[5]	8,500
Interest Income Recognized, with Related Allowance		26	[3]	69	98	[4]	151	189	[5]	104	[5]	294
Average Recorded Investment		3,323	[3]	7,145	4,296	[4]	6,545	6,684	[5]	8,788	[5]	11,851
Interest Income Recognized		34	[3]	69	114	[4]	172	243	[5]	361	[5]	446
Mortgage [Member] | 1-4 Family [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		2	[1]		2	[1]		2	[1],[2]	23	[2]
Unpaid Principal Balance, with no related allowance		472	[1]		472	[1]		387	[1],[2]	183	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		37,872	[1]		37,872	[1]		41,701	[1],[2]	47,792	[2]
Unpaid Principal Balance, with an allowance recorded		39,393	[1]		39,393	[1]		43,479	[1],[2]	49,808	[2]
Recorded Investment		37,874	[1]		37,874	[1]		41,703	[1],[2]	47,815	[2]
Unpaid Principal Balance		39,865	[1]		39,865	[1]		43,866	[1],[2]	49,991	[2]
Related Allowance		3,517	[1]		3,517	[1]		4,100	[1],[2]	5,132	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		127	[3]	12	64	[4]	12	10	[5]	19	[5]	29
Interest Income Recognized, with No Related Allowance		7	[3]	3	16	[4]	9	16	[5]	11	[5]	0
Average Recorded Investment, with Related Allowance		38,533	[3]	44,256	39,716	[4]	45,728	44,923	[5]	50,421	[5]	55,877
Interest Income Recognized, with Related Allowance		462	[3]	470	1,420	[4]	1,447	1,918	[5]	2,140	[5]	2,286
Average Recorded Investment		38,660	[3]	44,268	39,780	[4]	45,740	44,933	[5]	50,440	[5]	55,906
Interest Income Recognized		469	[3]	473	1,436	[4]	1,456	1,934	[5]	2,151	[5]	2,286
Mortgage [Member] | Resort Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		16,098	[1]		16,098	[1]		16,898	[1],[2]	18,148	[2]
Unpaid Principal Balance, with an allowance recorded		16,169	[1]		16,169	[1]		16,931	[1],[2]	18,319	[2]
Recorded Investment		16,098	[1]		16,098	[1]		16,898	[1],[2]	18,148	[2]
Unpaid Principal Balance		16,169	[1]		16,169	[1]		16,931	[1],[2]	18,319	[2]
Related Allowance		2,264	[1]		2,264	[1]		2,453	[1],[2]	2,662	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	12	[5]	40
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	1
Average Recorded Investment, with Related Allowance		16,175	[3]	17,372	16,485	[4]	17,705	17,544	[5]	18,448	[5]	19,458
Interest Income Recognized, with Related Allowance		153	[3]	161	464	[4]	480	619	[5]	670	[5]	753
Average Recorded Investment		16,175	[3]	17,372	16,485	[4]	17,705	17,544	[5]	18,460	[5]	19,498
Interest Income Recognized		153	[3]	161	464	[4]	480	619	[5]	670	[5]	754
Mortgage [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		171	[1]		171	[1]		235	[1],[2]	168	[2]
Unpaid Principal Balance, with an allowance recorded		238	[1]		238	[1]		242	[1],[2]	172	[2]
Recorded Investment		171	[1]		171	[1]		235	[1],[2]	168	[2]
Unpaid Principal Balance		238	[1]		238	[1]		242	[1],[2]	172	[2]
Related Allowance		30	[1]		30	[1]		10	[1],[2]	9	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	0
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	0
Average Recorded Investment, with Related Allowance		201	[3]	241	218	[4]	223	226	[5]	161	[5]	160
Interest Income Recognized, with Related Allowance		1	[3]	2	5	[4]	6	10	[5]	8	[5]	6
Average Recorded Investment		201	[3]	241	218	[4]	223	226	[5]	161	[5]	160
Interest Income Recognized		1	[3]	2	5	[4]	6	10	[5]	8	[5]	6
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		179	[1]		179	[1]		315	[1],[2]	244	[2]
Unpaid Principal Balance, with an allowance recorded		213	[1]		213	[1]		398	[1],[2]	325	[2]
Recorded Investment		179	[1]		179	[1]		315	[1],[2]	244	[2]
Unpaid Principal Balance		213	[1]		213	[1]		398	[1],[2]	325	[2]
Related Allowance		12	[1]		12	[1]		16	[1],[2]	15	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	0
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	0
Average Recorded Investment, with Related Allowance		180	[3]	280	217	[4]	231	248	[5]	172	[5]	57
Interest Income Recognized, with Related Allowance		2	[3]	6	5	[4]	11	14	[5]	13	[5]	2
Average Recorded Investment		180	[3]	280	217	[4]	231	248	[5]	172	[5]	57
Interest Income Recognized		2	[3]	6	5	[4]	11	14	[5]	13	[5]	2
Installment [Member] | Home Equity - 1st Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		1	[1]		1	[1]		0	[1],[2]	0	[2]
Unpaid Principal Balance, with no related allowance		71	[1]		71	[1]		66	[1],[2]	76	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		1,791	[1]		1,791	[1]		1,994	[1],[2]	2,364	[2]
Unpaid Principal Balance, with an allowance recorded		1,921	[1]		1,921	[1]		2,117	[1],[2]	2,492	[2]
Recorded Investment		1,792	[1]		1,792	[1]		1,994	[1],[2]	2,364	[2]
Unpaid Principal Balance		1,992	[1]		1,992	[1]		2,183	[1],[2]	2,568	[2]
Related Allowance		85	[1]		85	[1]		118	[1],[2]	143	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		1	[3]	0	1	[4]	0	0	[5]	0	[5]	0
Interest Income Recognized, with No Related Allowance		1	[3]	3	4	[4]	4	5	[5]	5	[5]	2
Average Recorded Investment, with Related Allowance		1,808	[3]	2,140	1,874	[4]	2,233	2,185	[5]	2,539	[5]	2,837
Interest Income Recognized, with Related Allowance		40	[3]	34	107	[4]	118	147	[5]	176	[5]	174
Average Recorded Investment		1,809	[3]	2,140	1,875	[4]	2,233	2,185	[5]	2,539	[5]	2,837
Interest Income Recognized		41	[3]	37	111	[4]	122	152	[5]	181	[5]	176
Installment [Member] | Home Equity - 2nd Lien [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Unpaid Principal Balance, with no related allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
No Related Allowance		0	[1]		0	[1]		0	[1],[2]	0	[2]
Recorded Investment, with an allowance recorded		1,969	[1]		1,969	[1]		2,415	[1],[2]	2,929	[2]
Unpaid Principal Balance, with an allowance recorded		1,994	[1]		1,994	[1]		2,443	[1],[2]	2,951	[2]
Recorded Investment		1,969	[1]		1,969	[1]		2,415	[1],[2]	2,929	[2]
Unpaid Principal Balance		1,994	[1]		1,994	[1]		2,443	[1],[2]	2,951	[2]
Related Allowance		161	[1]		161	[1]		182	[1],[2]	271	[2]
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	4	3	[5]	0	[5]	0
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0	0	[5]	0	[5]	0
Average Recorded Investment, with Related Allowance		2,058	[3]	2,585	2,210	[4]	2,723	2,661	[5]	3,055	[5]	3,359
Interest Income Recognized, with Related Allowance		26	[3]	37	96	[4]	122	162	[5]	193	[5]	188
Average Recorded Investment		2,058	[3]	2,585	2,210	[4]	2,727	2,664	[5]	3,055	[5]	3,359
Interest Income Recognized		26	[3]	37	96	[4]	122	162	[5]	$ 193	[5]	$ 188
Installment [Member] | Boat Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance	[1]	0			0			0
Unpaid Principal Balance, with no related allowance	[1]	0			0			0
No Related Allowance	[1]	0			0			0
Recorded Investment, with an allowance recorded	[1]	1			1			1
Unpaid Principal Balance, with an allowance recorded	[1]	6			6			6
Recorded Investment	[1]	1			1			1
Unpaid Principal Balance	[1]	6			6			6
Related Allowance	[1]	1			1			0
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0
Average Recorded Investment, with Related Allowance		1	[3]	2	1	[4]	2
Interest Income Recognized, with Related Allowance		0	[3]	0	0	[4]	0
Average Recorded Investment		1	[3]	2	1	[4]	2
Interest Income Recognized		0	[3]	0	0	[4]	0
Installment [Member] | Recreational Vehicle Lending [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance	[1]	0			0			0
Unpaid Principal Balance, with no related allowance	[1]	0			0			0
No Related Allowance	[1]	0			0			0
Recorded Investment, with an allowance recorded	[1]	93			93			109
Unpaid Principal Balance, with an allowance recorded	[1]	93			93			108
Recorded Investment	[1]	93			93			109
Unpaid Principal Balance	[1]	93			93			108
Related Allowance	[1]	5			5			6
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0
Interest Income Recognized, with No Related Allowance		0	[3]	0	0	[4]	0
Average Recorded Investment, with Related Allowance		98	[3]	114	103	[4]	117
Interest Income Recognized, with Related Allowance		1	[3]	2	4	[4]	5
Average Recorded Investment		98	[3]	114	103	[4]	117
Interest Income Recognized		1	[3]	2	4	[4]	5
Installment [Member] | Other [Member]
Impaired Loans by class [Abstract]
Recorded Investment, with no related allowance	[1]	0			0			0
Unpaid Principal Balance, with no related allowance	[1]	0			0			0
No Related Allowance	[1]	0			0			0
Recorded Investment, with an allowance recorded	[1]	360			360			394
Unpaid Principal Balance, with an allowance recorded	[1]	377			377			426
Recorded Investment	[1]	360			360			394
Unpaid Principal Balance	[1]	377			377			426
Related Allowance	[1]	19			19			$ 23
Average recorded investment in and interest income earned on impaired loans by class [Abstract]
Average Recorded Investment, with No Related Allowance		0	[3]	0	0	[4]	0
Interest Income Recognized, with No Related Allowance		1	[3]	0	1	[4]	0
Average Recorded Investment, with Related Allowance		361	[3]	424	373	[4]	443
Interest Income Recognized, with Related Allowance		6	[3]	7	19	[4]	23
Average Recorded Investment		361	[3]	424	373	[4]	443
Interest Income Recognized		$ 7	[3]	$ 7	$ 20	[4]	$ 23

[1]	There were no impaired purchased mortgage loans at September 30, 2017 or December 31, 2016.
[2]	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2016 or 2015.
[3]	There were no impaired purchased mortgage loans during the three month periods ended September 30, 2017 and 2016, respectively.
[4]	There were no impaired purchased mortgage loans during the nine month periods ended September 30, 2017 and 2016, respectively.
[5]	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2016, 2015 and 2014.